Pensions and Other Post-Employment Benefits	3 Months Ended
Jun. 30, 2018
Pensions and Other Post-Employment Benefits [Abstract]
Disclosure of Pensions and Other Post-Employment Benefits [text block]

Pensions and Other Post-Employment Benefits

	Three months ended		Six months ended
in € m.	Jun 30, 2018	Jun 30, 2017	Jun 30, 2018	Jun 30, 2017
Service cost	90	85	124	171
Net interest cost (income)	1	3	2	5
Total expenses defined benefit plans	91	88	126	176
Total expenses for defined contribution plans	106	99	224	231
Total expenses for post-employment benefits	198	187	350	407

Employer contributions to mandatory German social security pension plan	65	59	119	122

The Group expects to pay approximately € 300 million in regular contributions to its retirement benefit plans in 2018. It is not expected that any plan assets will be returned to the Group during the year ending December 31, 2018.

Discount rate to determine defined benefit obligation

	Jun 30, 2018	Dec 31, 2017
Germany	1.70%	1.70%
UK	2.60%	2.50%
U.S.	4.10%	3.50%